Investment Securities - Additional Information (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Net unrealized loss on available-for-sale securities	$ 41
Qualifying hedges [member]
Disclosure of detailed information about financial instruments [line items]
Net unrealized loss on available-for-sale securities	$ 48